Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Amounts Recognized in Profit or Loss - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Amounts Recognized In Profit Or Loss Abstract
Depreciation expense of right-of-use assets (see Note E.2.)	€ 377,925	€ 384,432	€ 371,551
Interest expense on lease liabilities	19,090	21,947	14,055
Rental expense from leases	6,261	6,261	6,261
Thereof short-term leases (included in administrative expenses)
Thereof leases of low-value assets (included in administrative expenses)	6,261	6,261	6,261
Total amounts recognized in profit or loss	€ 403,276	€ 412,640	€ 391,867